CRM FUNDS

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

September 30, 2019 (Unaudited)

Shares		Value
Common Stock — 91.1%
Communication Services — 2.8%
Media & Entertainment — 2.8%
103,420	Walt Disney Co. (The)	$13,477,694

Consumer Discretionary — 15.0%
Consumer Durables & Apparel — 6.9%
619,475	G-III Apparel Group Ltd.[1,2]	15,963,871
192,895	PVH Corp.[2]	17,019,126

		32,982,997

Consumer Services — 2.0%
171,800	ServiceMaster Global Holdings, Inc.[1]	9,603,620

Retailing — 6.1%
113,980	Expedia Group, Inc.	15,320,052
453,884	LKQ Corp.[1]	14,274,651

		29,594,703

Total Consumer Discretionary		72,181,320

Consumer Staples — 11.3%
Food, Beverage & Tobacco — 10.3%
1,204,760	Cott Corp.	15,023,357
116,560	Nestle S.A., ADR[3]	12,635,104
499,560	Nomad Foods Ltd.[1]	10,240,980
157,380	Philip Morris International, Inc.[2]	11,949,864

		49,849,305

Household & Personal Products — 1.0%
270,875	elf Beauty, Inc.[1]	4,743,021

Total Consumer Staples		54,592,326

Energy — 2.3%
Oil, Gas & Consumable Fuels — 2.3%
747,253	Equitrans Midstream Corp.	10,872,531

Financials — 6.1%
Banks — 2.7%
347,210	Hancock Whitney Corp.	13,296,407

Insurance — 3.4%
293,395	American International Group, Inc.	16,342,102

Total Financials		29,638,509

Health Care — 8.8%
Health Care Equipment & Services — 8.8%
72,717	Anthem, Inc.[2]	17,459,352
98,122	Danaher Corp.[2]	14,171,760
392,090	Envista Holdings Corp.[1]	10,931,469

Total Health Care		42,562,581

Shares		Value
Industrials — 24.8%
Capital Goods — 10.4%
101,075	Albany International Corp. — Class A	$9,112,922
90,014	Carlisle Cos, Inc.	13,100,637
102,165	Dover Corp.	10,171,547
78,205	United Technologies Corp.	10,676,547
52,665	Valmont Industries, Inc.	7,290,943

		50,352,596

Commercial & Professional Services — 10.2%
1,030,208	Clarivate Analytics PLC[1,4]	17,379,609
232,805	Clean Harbors, Inc.[1,2]	17,972,546
222,851	TriNet Group, Inc.[1,2]	13,859,104

		49,211,259

Transportation — 4.2%
93,130	Canadian National Railway Co.	8,368,662
171,470	CSX Corp.[2]	11,877,727

		20,246,389

Total Industrials		119,810,244

Information Technology — 7.0%
Semiconductors & Semiconductor Equipment — 2.3%
39,813	Broadcom, Inc.[2]	10,991,175

Software & Services — 4.7%
8,565	Datadog, Inc. — Class A1	290,439
599,725	Ping Identity Holding Corp.[1]	10,345,256
176,750	PTC, Inc.[1]	12,050,815

		22,686,510

Total Information Technology		33,677,685

Materials — 7.2%
Chemicals — 7.2%
59,830	Air Products & Chemicals, Inc.[2]	13,273,884
210,020	RPM International, Inc.[2]	14,451,476
107,640	W.R. Grace & Co.[2]	7,186,046

Total Materials		34,911,406

Real Estate — 3.1%
Specialized REIT’s — 3.1%
25,619	Equinix, Inc.	14,777,039

Utilities — 2.7%
Electric Utilities — 2.7%
55,540	NextEra Energy, Inc.	12,940,265

Total Common Stock (Cost $404,569,239)		439,441,600

CRM Funds
1

CRM FUNDS

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Shares		Value
Short-Term Investments — 3.7%
8,945,568	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 1.87%[5]	$8,945,568
8,945,568	Federated Treasury Obligations Fund — Institutional Series, 1.83%[5]	8,945,568

Total Short-Term Investments (Cost $17,891,136)		17,891,136

Total Investments in Securities — 94.8% (Cost $422,460,375)		457,332,736

Common Stock Sold Short — (56.3%)
Communication Services — (4.4%)
Media & Entertainment — (4.4%)
(125,010)	Cinemark Holdings, Inc.	$(4,830,386)
(1,200,210)	Cineworld Group PLC[4]	(3,364,620)
(94,800)	Omnicom Group, Inc.	(7,422,840)
(605,550)	Pearson PLC[4]	(5,494,779)

Total Communication Services		(21,112,625)

Consumer Discretionary — (14.4%)
Consumer Durables & Apparel — (6.7%)
(297,100)	Hanesbrands, Inc.	(4,551,572)
(115,350)	Leggett & Platt, Inc.	(4,722,429)
(92,880)	Ralph Lauren Corp.	(8,867,254)
(86,100)	Spin Master Corp.[1]	(2,630,734)
(192,175)	Steven Madden Ltd.	(6,877,943)
(52,590)	VF Corp.	(4,679,984)

		(32,329,916)

Consumer Services — (2.9%)
(190,580)	Career Education Corp.[1]	(3,028,316)
(110,360)	Cheesecake Factory, Inc. (The)	(4,599,805)
(122,370)	Texas Roadhouse, Inc.	(6,426,872)

		(14,054,993)

Retailing — (4.8%)
(74,800)	Canadian Tire Corp Ltd. — Class A	(8,393,793)
(433,665)	Gap, Inc. (The)	(7,528,424)
(81,730)	Murphy USA, Inc.[1]	(6,971,569)

		(22,893,786)

Total Consumer Discretionary		(69,278,695)

Consumer Staples — (6.1%)
Food & Staples Retailing — (2.1%)
(182,845)	Walgreens Boots Alliance, Inc.	(10,113,157)

Food, Beverage & Tobacco — (3.2%)
(31,400)	Hershey Co. (The)	(4,866,686)
(108,632)	Hormel Foods Corp.	(4,750,477)
(53,930)	J.M. Smucker Co. (The)	(5,933,379)

Shares		Value
Consumer Staples — (continued)
Food, Beverage & Tobacco — (continued)
		$(15,550,542)

Household & Personal Products — (0.8%)
(19,665)	Estee Lauder Cos, Inc. (The) — Class A	(3,912,352)

Total Consumer Staples		(29,576,051)

Financials — (7.7%)
Banks — (7.7%)
(58,880)	Canadian Imperial Bank of Commerce	(4,861,133)
(236,215)	First Midwest Bancorp, Inc.	(4,601,468)
(493,290)	Fulton Financial Corp.	(7,981,432)
(235,850)	National Bank of Canada	(11,735,089)
(127,150)	UMB Financial Corp.	(8,211,347)

Total Financials		(37,390,469)

Health Care — (2.9%)
Health Care Equipment & Services — (1.7%)
(122,493)	Cardinal Health, Inc.	(5,780,445)
(249,255)	R1 RCM, Inc.[1]	(2,225,847)

		(8,006,292)

Pharmaceuticals, Biotechnology & Life Sciences — (1.2%)
(391,835)	Avantor, Inc.[1]	(5,759,974)

Total Health Care		(13,766,266)

Industrials — (10.9%)
Capital Goods — (7.8%)
(45,840)	Acuity Brands, Inc.	(6,178,774)
(171,770)	Bloom Energy Corp. — Class A1	(558,252)
(128,119)	PACCAR, Inc.	(8,969,611)
(52,295)	Rockwell Automation, Inc.	(8,618,216)
(324,785)	Volvo AB — Class B	(4,561,286)
(71,450)	Wabtec Corp.	(5,134,397)
(11,540)	WW Grainger, Inc.	(3,429,111)

		(37,449,647)

Commercial & Professional Services — (1.2%)
(107,436)	Robert Half International, Inc.	(5,979,888)

Transportation — (1.9%)
(55,425)	CH Robinson Worldwide, Inc.	(4,698,932)
(40,850)	Landstar System, Inc.	(4,598,893)

		(9,297,825)

Total Industrials		(52,727,360)

Information Technology — (8.1%)
Software & Services — (5.1%)
(1,103,990)	BlackBerry Ltd.[1]	(5,795,948)
(2,730)	Cerence, Inc.[1]	(47,092)
(62,860)	New Relic, Inc.[1]	(3,862,747)
(610,325)	Nuance Communications, Inc.[1]	(9,954,401)
(65,970)	Qualys, Inc.[1]	(4,985,353)

		(24,645,541)

CRM Funds
2

CRM FUNDS

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2019 (Unaudited)

Shares		Value
Information Technology — (continued)
Technology Hardware & Equipment — (3.0%)
(120,435)	Badger Meter, Inc.	$(6,467,359)
(159,380)	Cisco Systems, Inc.	(7,874,966)

		(14,342,325)

Total Information Technology		(38,987,866)

Materials — (0.5%)
Chemicals — (0.5%)
(27,462)	LyondellBasell Industries NV — Class A	(2,457,025)

Shares		Value
Real Estate — (1.3%)
Specialized REIT’s — (1.3%)
(196,985)	Iron Mountain, Inc.	$(6,380,344)

Total Common Stock Sold Short (Proceeds $(284,483,499))		(271,676,701)

Other Assets in Excess of Liabilities — 61.5%		296,634,821

Total Net Assets — 100.0%		$482,290,856

[1]	Non-income producing security.
[2]	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
[3]	ADR — American Depository Receipt.
[4]	PLC — Public Limited Company.
[5]	Rate represents an annualized yield at date of measurement.

OTC Total return swap agreements outstanding at September 30, 2019:

Upfront
			Long (Short)			Premiums
	Financing	Termination	Notional	Reference	Fair	Paid	Unrealized
Counterparty	Rate(1)	Date	Amount(2)	Entity	Value	(Received)	(Depreciation)(3)
Morgan Stanley	Fed Funds Rate + 0.65%	03/23/20	$(21,524,100)	Microsoft Corp.	$(324,707)	$—	$(324,707)

(1)Paid monthly.

(2)On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(3)Upfront/recurring fees or commissions, as applicable, are included in the net unrealized depreciation.

CRM Funds
3